Document and Entity Information	Oct. 18, 2020
Cover [Abstract]
Entity Registrant Name	CONCHO RESOURCES INC
Amendment Flag	false
Entity Central Index Key	0001358071
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Oct. 18, 2020
Entity Incorporation State Country Code	DE
Entity File Number	001-33615
Entity Tax Identification Number	76-0818600
Entity Address, Address Line One	One Concho Center
Entity Address, Address Line Two	600 W. Illinois Avenue
Entity Address, City or Town	Midland
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	79701
City Area Code	(432)
Local Phone Number	683-7443
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001
Trading Symbol	CXO
Security Exchange Name	NYSE
Entity Emerging Growth Company	false